Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU	€ 20,573	€ 20,913
Non-controlling interests, share options and incentive plans not yet exercised	81	88
Revaluation reserves	(4,920)	(5,381)
Remeasurement of defined benefit plans	1,669	1,820
Shareholders' capital	17,401	17,440
Subordinated borrowings	764	767
Trust pass-through securities	133	156
Currency revaluation other equity instruments1)	40	340
Hybrid leverage	4,669	4,996
Senior debt	2,312	2,414
Senior debt for the gross financial leverage	2,312	2,414
Total gross financial leverage	6,982	7,409
Total capitalization	€ 24,383	€ 24,849
Gross financial leverage ratio	28.60%	29.80%
Currency swap contract [member]
Disclosure of capital management and solvency [line items]
Senior debt for the gross financial leverage	€ 31	€ 28
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	695	695
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	69	72
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities	3,008	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities	454	454
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Junior perpetual capital securities	€ 271	€ 271